Financial Instruments	12 Months Ended
Jun. 30, 2019
Disclosure Of Financial Instruments [Abstract]
Financial Instruments

Note 19. Financial instruments

Financial risk management objectives

The Group's activities expose it to a variety of financial risks: market risk (including foreign currency risk and interest rate risk) and liquidity risk. The Group’s principal financial instruments comprise receivables, payables, cash and short-term deposits. The Group manages its exposure to key financial risks, including interest rate and currency risk in accordance with the Company financial risk management policy. The objective of the policy is to protect the assets and provide a solid return.

	2019	2018
	A$’000	A$’000
Financial Assets
Cash and cash equivalents	22,411	16,085
Trade and other receivables	3,616	4,255
Total Financial Assets	26,027	20,340

Financial Liabilities
Trade and other payables	3,556	2,376
Total Financial Liabilities	3,556	2,376

Market risk

Foreign currency risk

The Group undertakes certain transactions denominated in foreign currency and is exposed to foreign currency risk  through foreign exchange rate fluctuations.

Foreign exchange risk arises from future commercial transactions and recognised financial assets and financial liabilities denominated in a currency that is not the entity's functional currency. The risk is measured using sensitivity analysis and cash flow forecasting.

At June 30, 2019 the Company held USD cash or cash equivalents of AUD$12m and trade payables and accruals of AUD$2.43m. Net USD exposure in AUD of $9.59m. Each 1 cent movement in the AUD/USD exchange rate has a +/- effect of AUD $139k on profit and net assets of the Company. Exposure to foreign exchange rates vary during the year depending on the volume of overseas transactions. Nonetheless the analysis above is considered to be appropriate of the Group’s exposure to currency risk.

Interest rate risk

The Group generates income from interest on surplus funds. At reporting date, the Group had the following assets exposed to Australian variable interest rate risk that are not designated in cash flow hedges.

As at the reporting date, the Group had the following variable rate cash and cash equivalents outstanding:

	Weighted average interest rate	Balance 2019	Weighted average interest rate	Balance 2018
	%	A$’000%		A$’000
Cash and cash equivalents	2%	22,411	2%	16,085
Net exposure to cash flow interest rate risk		22,411		16,085

Note 19. Financial instruments continued

Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. The maximum exposure to credit risk at the reporting date to recognised financial assets is the carrying amount, net of any provisions for impairment of those assets, as disclosed in the statement of financial position and notes to the financial statements. The Group does not hold any collateral.

Liquidity risk

Vigilant liquidity risk management requires the Group to maintain sufficient liquid assets (mainly cash and cash equivalents) to be able to pay debts as and when they become due and payable.

The Group manages liquidity risk by maintaining adequate cash reserves and available borrowing facilities by continuously monitoring actual and forecast cash flows and matching the maturity profiles of financial assets and liabilities.

Remaining contractual maturities

The following tables detail the Group's remaining contractual maturity for its financial instrument liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the financial liabilities are required to be paid.

	Weighted average interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities
2019	%	A$’000	A$’000	A$’000	A$’000	A$’000
Non-derivatives
Non-interest bearing
Trade payables	—%	2,101	—	—	—	2,101
Other payables	—%	1,455	—	—	—	1,455
Total non-derivatives		3,556	—	—	—	3,556

2018	%	A$’000	A$’000	A$’000	A$’000	A$’000
Non-derivatives
Non-interest bearing
Trade payables	—%	580	—	—	—	580
Other payables	—%	1,796	—	—	—	1,796
Total non-derivatives		2,376	—	—	—	2,376

2017	%	A$’000	A$’000	A$’000	A$’000	A$’000
Non-derivatives
Non-interest bearing
Trade payables	—%	174	—	—	—	174
Other payables	—%	745	—	—	—	745
Total non-derivatives		919	—	—	—	919

The cash flows in the maturity analysis above are not expected to occur significantly earlier than contractually disclosed above.

Fair value of financial instruments

Unless otherwise stated, the carrying amounts of financial instruments reflect their fair value.